Information related to the Company’s ROU assets and related lease liabilities were as follows (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid for operating leases			$ 185,000	$ 112,000
Right-of-use assets obtained in exchange for new operating lease obligations		$ 208,650	$ 208,650	$ 449,995
Weighted-average remaining lease term			2 years 2 months 12 days	3 years 3 months 18 days
Weighted-average discount rate			3.60%	4.50%
Ecessa Corporation [Member]
Right-of-use assets obtained in exchange for new operating lease obligations			$ 209,000
Existing on January1, 2019 [Member]
Right-of-use assets obtained in exchange for new operating lease obligations				$ 280,000
Commenced First Quarter 2019 [Member]
Right-of-use assets obtained in exchange for new operating lease obligations				$ 188,000